Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2010
Entity Registrant Name	ANGLOGOLD ASHANTI LTD
CIK	0001067428
DocumentType	6-K
End Date	2010-06-30
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 15,177,587,953
Entity Common Stock Shares Outstanding	362,752,860
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q2
E Ordinary Shares Member
Entity Common Stock Shares Outstanding	3,005,932
A Redeemable Preference Shares Member
Entity Common Stock Shares Outstanding	2,000,000
B Redeemable Preference Shares Member
Entity Common Stock Shares Outstanding	778,896

Statement of Earnings (USD $) In Millions, except Share data	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Statement of income
Sales and other income	$ 2,406	$ 1,501
Product sales	2,370	1,441
Interest, dividends and other	36	60
Cost and expenses	2,312	1,148
Production costs	1,196	955
Exploration costs	94	51
Related party transactions	(8)	(7)
General and administrative	100	73
Royalties	58	36
Market development costs	5	6
Depreciation, depletion and amortization	336	285
Impairment of assets (see note D)	19	0
Interest expense	67	57
Accretion expense	10	8
Employment severance costs	10	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other (see note F)	16	(83)
Non-hedge derivative loss/(gain) (see note G)	409	(239)
Income from continuing operations before income tax and equity income in affiliates	94	353
Taxation expense (see note H)	(106)	(154)
Equity income in affiliates	39	44
Net income	27	243
Less: Net income attributable to noncontrolling interests	(23)	(13)
Net income attributable to AngloGold Ashanti	$ 4	$ 230
Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)
Ordinary shares	$ 0.02	$ 0.65
E Ordinary shares	$ 0.01	$ 0.33
Ordinary shares diluted	$ 0.02	$ 0.64
E Ordinary shares diluted	$ 0.01	$ 0.32
Weighted average number of shares used in computation
Ordinary shares	363,477,634	354,588,988
E Ordinary shares basic and diluted	3,483,676	3,918,250
Ordinary shares, diluted	363,477,634	355,496,294
Dividend declared per ordinary share (cents)	$ 0.1	$ 0.05
Dividend declared per E ordinary share (cents)	$ 0.05	$ 0.03

Statement of Financial Position (USD $) In Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2009
ASSETS
Current assets	$ 2,471	$ 2,758
Cash and cash equivalents	866	1,100
Restricted cash	14	12
Receivables	209	206
Trade	45	45
Recoverable taxes, rebates, levies and duties	63	82
Related parties	3	5
Other	98	74
Inventories (see note C)	718	663
Materials on the leach pad (see note C)	73	40
Derivatives	150	330
Deferred taxation assets	369	333
Assets held for sale	72	74
Property, plant and equipment, net	5,420	5,454
Acquired properties, net	815	831
Goodwill and other intangibles, net	170	180
Derivatives	2	5
Other long-term inventory (see note C)	23	26
Materials on the leach pad (see note C)	307	324
Other long-term assets (see note M)	1,043	1,022
Deferred taxation assets	18	62
Total assets	10,269	10,662
LIABILITIES AND EQUITY
Current liabilities	3,195	4,475
Accounts payable and other current liabilities	556	607
Derivatives	2,575	2,525
Short-term debt (see note E)	24	1,292
Tax payable	30	42
Liabilities held for sale	10	9
Other non-current liabilities	170	163
Long-term debt (see note E)	1,668	667
Derivatives	112	176
Deferred taxation liabilities	1,145	1,171
Provision for environmental rehabilitation	393	385
Provision for labor, civil, compensation claims and settlements	29	33
Provision for pension and other post-retirement medical benefits	144	147
Commitments and contingencies
Equity	3,413	3,445
Share capital, 600,000,000 (2009, 600,000,000) authorized common stock of 25 ZAR cents each. Stock issued 2010, 362,752,860 (2009, 362,240,669)	12	12
Additional paid in capital	7,866	7,836
Accumulated deficit	(3,945)	(3,914)
Accumulated other comprehensive income (see note K)	(679)	(654)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	3,290	3,317
Noncontrolling interests	123	128
Total liabilities and equity	$ 10,269	$ 10,662

Statement of Financial Position (Parentheticals)	Jun. 30, 2010	Jun. 30, 2010 ZAR	Dec. 31, 2009	Dec. 31, 2009 ZAR
Balance Sheet
Par value of common stock (per share)		25		25
Authorised common stock	600,000,000		600,000,000
Issued stock	362,752,860		362,240,669

Statement of Cash Flows (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Statement of Cash Flows
Net cash provided by operating activities	$ 577	$ 327
Net income	27	243
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	15	(83)
Depreciation, depletion and amortization	336	285
Impairment of assets (see note D)	19	0
Deferred taxation	(21)	57
Movement in non-hedge derivatives	268	(35)
Equity income in affiliates	(39)	(44)
Dividends received from affiliates	79	77
Other non cash items	15	(34)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	13	8
Effect of changes in operating working capital items:
Receivables	(64)	(74)
Inventories	(69)	(117)
Accounts payable and other current liabilities	(2)	44
Net cash (used)/generated in investing activities	(319)	292
Increase in non-current investments	(59)	(22)
Proceeds on sale of affiliate	1	0
Additions to property, plant and equipment	(381)	(499)
Proceeds on sale of mining assets	3	895
Proceeds on sale of investments	24	25
Cash inflows/(outflows) from derivatives purchased	94	(98)
Loans receivable advanced	(5)	0
Change in restricted cash	4	(9)
Net cash (used)/generated by financing activities	(481)	1,039
Net repayments of debt	(1,315)	(1,135)
Issuance of stock	4	14
Share issue expenses	0	(1)
Net proceeds from debt	1,029	1,961
Debt issue costs	(7)	(11)
Cash (outflows)/inflows from derivatives with financing	(133)	229
Dividends paid to common stockholders	(35)	(18)
Dividends paid to noncontrolling interests	(24)	0
Net (decrease)increase in cash and cash equivalents	(223)	1,658
Effect of exchange rate changes on cash	(11)	72
Cash and cash equivalents, January 1,	1,100	575
Cash and cash equivalents, June 30,	$ 866	$ 2,305

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Common stock	Additional Paid In Capital Member	Accumulated other comprehensive income	Deficit accumulated	Other Reserves Member	Non-controlling interests	Total
Opening balance at Dec. 31, 2008	$ 12	$ 7,502	$ (1,148)	$ (3,044)		$ 84	$ 3,406
Opening balance (shares) at Dec. 31, 2008	352,627,761
Net income				230		13	243
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax			296			4	300
Cash Flow Hedge Gain Loss Reclassified To Earnings Net			65			1	66
Other Comprehensive Income Unrealized Gain Loss On Derivatives Arising During Period Net Of Tax			12				12
Gain Loss On Cash Flow Hedge Ineffectiveness Net			5				5
Net loss on available-for-sale financial assets arising during the period, net of tax			21				21
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease							404
Comprehensive Income Net Of Tax							647
Stock Issued During Period Shares Employee Stock Ownership Plan (shares)	757,011
Stock Issued During Period v Employee Stock Ownership Plan	0	18					18
Stock issues in exchange for E Ordinary shares cancelled (shares)	1,181
Stock issues in exchange for E Ordinary shares cancelled Value	0	1					1
Stock Issued During Period Shares Stock Options Exercised (shares)	29,199
Stock Issued During Period Value Stock Options Exercised	0	1					1
Stock based compensation expense		11					11
Dividends Cash				(18)			(18)
Closing balance at Jun. 30, 2009	12	7,533	(749)	(2,832)		102	4,066
Closing balance (shares) at Jun. 30, 2009	353,415,152
Opening balance at Dec. 31, 2009	12	7,836	(654)	(3,914)	37	128	3,445
Opening balance (shares) at Dec. 31, 2009	361,574,807
Net income				4		23	27
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax			(54)				(54)
Cash Flow Hedge Gain Loss Reclassified To Earnings Net			20				20
Net loss on available-for-sale financial assets arising during the period, net of tax			13				13
Release on disposal of available-for-sale financial assets during the period, net of tax			(4)				(4)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease							(25)
Comprehensive Income Net Of Tax							2
Share of equity accounted joint ventures other comprehensive income					(1)		(1)
Stock Issued During Period Shares Employee Stock Ownership Plan (shares)	512,191
Stock Issued During Period v Employee Stock Ownership Plan	0	19					19
Stock issues in exchange for E Ordinary shares cancelled (shares)	0
Stock issues in exchange for E Ordinary shares cancelled Value	0	8					8
Stock Issued During Period Shares Stock Options Exercised (shares)	39,098
Stock Issued During Period Value Stock Options Exercised	0	2					2
Stock based compensation expense		1					1
Dividends Cash				(35)			(35)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders						(28)	(28)
Closing balance at Jun. 30, 2010	$ 12	$ 7,866	$ (679)	$ (3,945)	$ 36	$ 123	$ 3,413
Closing balance (shares) at Jun. 30, 2010	362,126,096

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Statement Of Shareholders Equity Abstract
Cash Flow Hedge Gain Loss Reclassify To Earnings Net	$ 32	$ 27
Other Comprehensive Income Unrealized Gain Loss On Derivative Arising During Period Net Of Tax	0	6
Hedge ineffectiveness on cash flow hedges, net of tax	0	0
Net gain on available-for-sale financial assets arising during the period, net of tax	0	0
Release On Disposal Of Available For Sale Financial Asset During Period Net Of Tax	$ 2	$ 0

Basis of Presentation	6 Months Ended
Jun. 30, 2010
Basis Of Presentation Abstract
Basis Of Presentation Text Block

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2010 are not necessarily indicative of the results that may be expected for the year ending December 31, 2010.

The balance sheet as at December 31, 2009 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 and as at December 31, 2009 and 2008 and footnotes thereto included in the Company's Form 6-K dated August 11, 2010

Accounting Developments	6 Months Ended
Jun. 30, 2010
New Accounting Pronouncements And Changes In Accounting Principles Abstract
Schedule Of New Accounting Pronouncements And Changes In Accounting Principles Text Block

Recently adopted pronouncements

Amendments and technical corrections to various codification topics

In February 2010, the Financial Accounting Standards Board ("FASB") updated Accounting Standards Codification ("the Codification" or "ASC") guidance which contains amendments and technical corrections to certain Codification topics. While the guidance does not significantly alter US GAAP, it may result in limited change to existing practice.

The clarifications of the guidance on embedded derivatives and hedging are effective for fiscal years beginning after December 15, 2009. The adoption of the updated guidance had no impact on the Company's financial statements.

Distributions to shareholders

In January 2010, the FASB ASC guidance for accounting for distributions to shareholders with components of stock and cash was updated to clarify that the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a potential limitation on the total amount of cash that all shareholders can elect to receive in aggregate is considered a share issuance that is reflected in EPS prospectively. The guidance is effective for interim and annual reporting periods beginning after December 15, 2009, and should be applied retrospectively to all prior periods. The adoption of the updated guidance had no impact on the Company's financial statements.

Fair value measurements

In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The adoption of the updated guidance had no material impact on the Company's financial statements. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Variable interest entities

In June 2009, the FASB ASC guidance for consolidation accounting was updated to require an entity to perform a qualitative analysis to determine whether the enterprise's variable interest gives it a controlling financial interest in a variable interest entity ("VIE"). This analysis identifies a primary beneficiary of a VIE as the entity that has both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (ii) the obligation to absorb losses or receive benefits from the entity that could potentially be significant to the VIE. The updated guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The adoption of this guidance had no impact on the Company's financial statements.

Subsequent events

In May 2009, the FASB updated the ASC guidance for subsequent events to establish general standards of accounting for, and disclosures of, events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In February 2010, the FASB amended the ASC guidance for subsequent events. As a result, SEC registrants will not disclose the date through which management evaluated subsequent events in the financial statements. This change for SEC registrants was effective immediately. The adoption of the updated guidance had no impact on the Company's financial statements.

Recently issued pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses

In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include roll-forward schedules of the allowance for credit losses and information regarding the credit quality of receivables as of the end of a reporting period. Certain financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted require enhanced disclosures.

The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010, although the disclosures of reporting period activity (i.e., allowance roll-forward and modification disclosures) are required for interim and annual periods beginning on or after December 15, 2010. The Company is currently assessing the impact of the guidance on the Company's financial statements.

Compensation – stock compensation

In April 2010, the FASB issued guidance for stock compensation. The amendments clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, such an award should not be classified as a liability if it otherwise qualifies as equity. The guidance also clarifies that disclosures currently required are applicable to a share-based payment award, including the nature and terms of share-based payment arrangements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments will be applied prospectively. A cumulative-effect adjustment will be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Embedded credit derivatives – scope exception

In March 2010, the FASB updated ASC guidance which addresses application of the embedded derivative scope exception. The updated guidance primarily affects entities that hold or issue investments in financial instruments that contain embedded credit derivative features and its provisions could affect the accounting for many types of investments.

The updated guidance is effective on the first day of the first fiscal quarter beginning after June 15, 2010. For a calendar-year-end entity, the guidance becomes effective on July 1, 2010. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements. At adoption, any difference shall be recognized as a cumulative-effect adjustment to beginning retained earnings for the period of adoption.

Inventories	6 Months Ended
Jun. 30, 2010
Inventory
Inventories
	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Gold in process	151	115
Gold on hand (doré/bullion)	84	75
Ore stockpiles	256	227
Uranium oxide and sulfuric acid	43	34
Supplies	257	252
	791	703
Less: Heap leach inventory(1)	(73)	(40)
	718	663
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Long-term
Gold in process	307	324
Ore stockpiles	22	25
Supplies	1	1
	330	350
Less: Heap leach inventory(1)	(307)	(324)
	23	26
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	6 Months Ended
Jun. 30, 2010
Tangible Asset Impairment Charges Abstract
Asset Impairment Charges Text Block

Impairments are made up as follows:

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Impairment of Tau Lekoa (held for sale)	8	-

Continental Africa

Write-off of tailings storage facility at Iduapriem	8	-
Write-off of vehicles and heavy mining equipment at Geita	3	-
	19	-

Debt	6 Months Ended
Jun. 30, 2010
Long-Term Debt Abstract
Long Term Debt

Loan facilities

During the second quarter of 2010, the Company repaid and cancelled the 2009 Term Facility and the  $1.15 billion syndicated loan facility, and in addition, cancelled the 2009 Revolving Credit Facility which was undrawn. The Company entered into a new  $1.0 billion four year revolving credit facility to replace these facilities. The cancellation of these debt facilities resulted in a once-off charge to earnings of  $8 million related to accelerated amortization of fees.

Amounts outstanding under the  $1.0 billion facility bear interest at a margin of 1.75 percent over the London Interbank Offered Rate ("LIBOR"). A commitment fee of 0.70 percent is payable on the undrawn portion of the facility.

As of June 30, 2010,  $nil million was drawn under the  $1.0 billion revolving credit facility.

Convertible bonds

On May 22, 2009, the Company concluded an issue of convertible bonds, in the aggregate principal amount of  $732.5 million at an interest rate of 3.5 percent convertible into American depositary shares ("ADSs") of AngloGold Ashanti at an initial conversion price of  $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability, which was determined to be  $142.2 million on May 22, 2009, with subsequent changes in fair value recorded in earnings each period. The fair value of the derivative liability was  $175 million as of December 31, 2009. As at June 30, 2010, the fair value of the derivative liability was  $111 million and the  $64 million decrease in fair value was recorded during the six months ended June 30, 2010 as a non-hedge derivative gain. The difference between the initial carrying value and the stated value of the convertible bonds,  $732.5 million, is being accreted to interest expense using the effective interest method over the 5 year term of the bonds, resulting in a carrying value as at June 30, 2010 of  $622 million.

Rated bonds

On April 22, 2010, the Company announced the pricing of an offering of  $1.0 billion of 10-year and 30-year unsecured notes. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The offering closed on April 28, 2010.

The offering consisted of  $700 million of 10 year unsecured notes at a semi-annual coupon of 5.375 percent and  $300 million of 30 year unsecured notes at a semi-annual coupon of 6.50 percent.

As at June 30, 2010, the total carrying value of the  $1.0 billion notes (including accrued interest of  $10 million) amounted to  $1,004 million.

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	6 Months Ended
Jun. 30, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Abstract
Profir/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block

The Company recorded a loss of  $16 million (before taxation of  $1 million) in the six months ended June 30, 2010, compared to a profit of  $83 million (before taxation of  $23 million) recorded in the corresponding period in 2009, consisting of:

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Reassessment of indirect taxes payable in Continental Africa	11	(1)
Impairment of debtors	7	6
Profit on disposal of investments	(6)	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa and the Americas	4	2
Mining contractor termination costs	1	-
Profit on disposal of 33.33 percent joint venture interest in Boddington Gold Mine in Australia	-	(104)
Insurance claim recovery	(1)	(1)
Loss on consignment stock	-	15

	16	(83)

Non-Hedge Derivative Gain	6 Months Ended
Jun. 30, 2010
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net Abstract
Derivative Instruments And Hedging Activities Disclosure Text Block

The hedge buy-back during July 2009 resulted in the re-designation of all contracts that were previously designated as normal purchase and sale exempted ("NPSE") as non-hedge derivatives, which resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives of  $556 million as of December 31, 2009. During the six months ended June 30, 2010, the fair value of contracts that were previously designated as NPSE further increased by  $96 million (recorded as a non-hedge derivative loss), while settlements amounted to  $233 million resulting in a  $419 million derivative liability balance as at June 30, 2010.

A loss on non-hedge derivatives of  $409 million was recorded in the six months ended June 30, 2010 compared to a gain of  $239 million in the same period of 2009 relating to the use of non-hedging instruments.

The net loss recorded in the six months ended June 30, 2010 relates to realized losses on non-hedge derivatives, the revaluation of non-hedge derivatives resulting from changes in the prevailing spot gold price, exchange rates, interest rates and volatilities during the six months ended June 30, 2010, partially offset by the fair value gain of the conversion features of convertible bonds amounting to  $64 million (as described in note E).

Income Tax	6 Months Ended
Jun. 30, 2010
Income Tax Abstract
Income Tax

The net taxation expense of  $106 million in the six months ended June 30, 2010 compared to a net expense of  $154 million for the same period in 2009, constitutes the following:

		Six months ended June 30,
		2010	2009
		(unaudited)	(unaudited)
		(in US Dollars, millions)

Charge for current taxation(1)		127	97
(Benefit)/charge for deferred taxation(2)		(21)	57
		106	154
(1)	The higher current taxation in 2010 is mainly due to higher taxable earnings partially offset by benefits from ongoing hedge restructures.
(2)	Includes deferred taxation credits of $31 million on unrealized non-hedge derivative losses (2009: $nil million).

Uncertain taxes

As at June 30, 2010, the Company had  $151 million of total unrecognized tax benefits which, if recognized, would affect the Company's effective income tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
(in US Dollars, millions)

Balance at January 1, 2010	149
Additions for tax positions of prior years	6
Translation	(4)
Balance as at June 30, 2010	151
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. During the six months ended June 30, 2010, the Company recognized approximately $4 million in interest. As at June 30, 2010, the Company had accrued $56 million in interest.

Segment Information	6 Months Ended
Jun. 30, 2010
Segment and Geographical Information
Segment and Geographical Information

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. During 2010, the Company's Chief Operating Decision Maker, defined as the Executive Management team, changed the basis of segment reporting as a result of a re-alignment of the management reporting structure. Navachab which was previously included with Southern Africa forms part of Continental Africa and North and South America have been combined into the Americas. Southern Africa (previously South Africa and Navachab) has been renamed to South Africa. Where applicable, the corresponding items of segment information for prior periods presented have been restated to reflect this.

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	871	777
Continental Africa	818	727
Australasia	213	168
Americas	496	355
Other, including Corporate and Non-gold producing subsidiaries	4	(19)
	2,402	2,008
Less: Equity method investments included above	(172)	(169)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	176	(338)
Total revenues	2,406	1,501

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Segment income/(loss)
South Africa	285	215
Continental Africa	215	48
Australasia	77	2
Americas	266	114
Other, including Corporate and Non-gold producing subsidiaries	(102)	(91)
Total segment income	741	288

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Reconciliation of segment income to Net income – attributable to AngloGold Ashanti
Segment total	741	288
Exploration costs	(94)	(51)
General and administrative expenses	(100)	(73)
Market development costs	(5)	(6)
Non-hedge derivative (loss)/gain	(409)	239
Taxation expense	(106)	(154)
Noncontrolling interests	(23)	(13)
Net income - attributable to AngloGold Ashanti	4	230

	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)	3,215	3,355
Continental Africa	3,982	4,054
Australasia	394	496
Americas	2,013	2,012
Other, including Corporate and Non-gold producing subsidiaries	665	745
Total segment assets	10,269	10,662
(1) Includes properties held for sale of Tau Lekoa of $61 million (2009: $73 million).

Income/(Loss) Per Share Data	6 Months Ended
Jun. 30, 2010
Earnings Per Share
Earnings Per Share
	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Numerator
Net income - attributable to AngloGold Ashanti	4	230

Less Dividends:
Ordinary shares	35	18
E Ordinary shares	-	-
Undistributed (losses)/income	(31)	212

Ordinary shares undistributed (losses)/income	(31)	211
E Ordinary shares undistributed income	-	1
Total undistributed (losses)/income	(31)	212

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	362,413,862	353,918,523
Fully vested options(1)	1,063,772	670,465
Weighted average number of ordinary shares	363,477,634	354,588,988

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	-	907,306
Dilutive potential of convertible bonds(3)	-	-
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	363,477,634	355,496,294
Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	3,483,676	3,918,250

(1) Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

(2) The calculation of diluted income per common share for the six months ended June 30, 2010 did not assume the effect of 971,993 shares, issuable upon the exercise of stock incentive options as their effects are anti-dilutive.

(3) The calculation of diluted income per common share for the six months ended June 30, 2010 and 2009 did not assume the effect of 15,384,615 shares, issuable upon the exercise of convertible bonds as their effects are anti-dilutive.

Accumulated Other Comprehensive Income	6 Months Ended
Jun. 30, 2010
Accumulated Other Comprehensive Income Loss Net Of Tax Abstract
Comprehensive Income Note Text Block
Accumulated other comprehensive income, net of related taxation, consists of the following:	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(654)	(1,148)
Translation (loss)/gain	(54)	296
Financial instruments	29	103
Total accumulated other comprehensive income	(679)	(749)
Total accumulated other comprehensive income as at June 30, 2010 includes a net cumulative loss in respect of cash flow hedges of $2 million (December 31, 2009: $22 million), net of deferred tax of $1 million (December 31, 2009: $33 million).

Total accumulated other comprehensive income as at June 30, 2010 includes a net cumulative gain in respect of available for sale financial assets of $78 million (December 31, 2009: $69 million), net of deferred tax of $nil million (December 31, 2009: $3 million).

Comprehensive income consists of the following:
	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	27	243
Translation (loss)/gain	(54)	300
Financial instruments	29	104
Total comprehensive income	2	647

	Six months ended June 30,
	2010	2009
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	(21)	629
Noncontrolling interests	23	18
	2	647

Employee Benefit Plans	6 Months Ended
Jun. 30, 2010
Pension And Other Postretirement Benefit Contributions Abstract
Provision for Pension and Other Post-Retirement Medical Benefits

The Company has made provision for pension and provident schemes covering substantially all employees.

	Six months ended June 30,
	2010		2009
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	4	1	2	-
Interest cost	9	6	6	4
Expected return on plan assets	(13)	-	(8)	-
Net periodic benefit cost	-	7	-	4

Employer contributions

As disclosed in the consolidated financial statements for the years ended December 31, 2009, 2008 and 2007 and as at December 31, 2009 and 2008 and footnotes thereto included in the Company's Form 6-K dated August 11, 2010, the Company expected to contribute  $6 million to its pension plan in 2010. As at June 30, 2010, the Company had contributed  $4 million during 2010.

Other Long-Term Assets	6 Months Ended
Jun. 30, 2010
Other assets noncurrent Abstract
Other Long-Term Assets
	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investments in affiliates – unlisted	7	6
Investments in affiliates – listed	5	2
Investments in equity accounted joint ventures	619	659
Carrying value of equity method investments	631	667

Investment in marketable equity securities – available for sale	124	111
Investment in marketable debt securities – held to maturity	13	10
Investment in non-marketable assets – held to maturity	2	2
Investment in non-marketable equity securities – available for sale	4	4
Investment in non-marketable debt securities – held to maturity	55	48
Restricted cash	45	53
Other non-current assets	169	127
	1,043	1,022

	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investment in marketable equity securities – available for sale	124 (1)	111

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Total gains, net of related taxation, on marketable equity securities included in accumulated other comprehensive income during the six months ended June 30, 2010 amount to  $14 million. Total losses, net of related taxation, on marketable equity securities included in accumulated other comprehensive income during the six months ended June 30, 2010 amount to  $1 million. The Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables presents the gross unrealized losses and fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

		Less than 12 months	More than 12 months
Total

(in US Dollars, millions)

At June 30, 2010

	Aggregate fair value of investments with unrealized losses	1	-	1
	Aggregate unrealized losses	-	-	-

At December 31, 2009 (2)
	Aggregate fair value of investments with unrealized losses	-	-	-
	Aggregate unrealized losses	-	-	-

(1)	During 2010, the Company disposed of the shares held in Red 5 Limited. The sale resulted in a transfer of fair value adjustments of $4 million (net of taxation) previously included in accumulated other comprehensive income to the income statement in 2010.
(2)	In aggregate, the fair value of strategic investments in an unrealized loss position, as well as the aggregate unrealized losses amount to less than $1 million, respectively.

	At June 30,	At December 31,
	2010	2009
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	13	10
Investments in marketable debt securities represent held to maturity government and corporate bonds.

Investment in non-marketable assets - held to maturity	2	2
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable equity securities - available for sale	4	4
Investments in non-marketable equity securities mainly represent shares held in XDM Resources Limited.

Investment in non-marketable debt securities - held to maturity	55	48
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As of June 30, 2010 the contractual maturities of debt securities were as follows:

Marketable debt securities

Up to three years	3
Three to seven years	10
	13

Non-marketable debt securities

Less than one year	55

Fair values of the held to maturity debt securities at June 30, 2010 and December 31, 2009 approximate cost.

Restricted cash	45	53
Restricted cash represent cash balances held by Environmental Rehabilitation Trust Funds.

Derivative Instruments	6 Months Ended
Jun. 30, 2010
Financial Risk Management Activities
Financial Risk Management Activities

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company enters into derivative transactions and has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for trading purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and capital expenditure and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. The ineffective portion of matured and existing cash flow hedges recognized in loss on non-hedge derivatives in the income statement during the six months ended June 30, 2010 was  $nil million. As at June 30, 2010, the Company does not have any cash flow hedge contracts relating to product sales. Cash flow hedge contracts pertaining to capital expenditure, with a maturity value of  $3 million as at June 30, 2010, are currently recorded in accumulated other comprehensive income and are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense, until 2012.

A loss on non-hedge derivatives of  $409 million was recorded in the six months ended June 30, 2010 compared to a gain of  $239 million in the same period of 2009. See note G "Non-hedge derivative loss" for additional information.

Gold price and currency risk management activities

Gold and currency derivative instruments are denominated in South African rands, US dollars and Australian dollars. The derivative instruments utilized are forward sale and purchase contracts, purchased and sold put options, and purchased and sold call options. The Company's reserve and financial strength has allowed it to arrange unmargined credit lines with counterparts.

Reduction in derivatives position

During the quarter ended June 30, 2010, the Company continued to deliver into hedge commitments, as part of its strategy to reduce its overall position and increase exposure to spot gold prices. As a result, the net delta of the hedge book decreased (from March 31, 2010) by 290,000 ounces, or 9 percent, to 3.06 million ounces or 95 tonnes (at March 31, 2010: 3.35 million ounces or 104 tonnes), with total commitments of 3.22 million ounces, reflecting a decline of 330,000 ounces, or 9 percent, at June 30, 2010 over committed ounces of 3.55 million ounces as of March 31, 2010.

Net delta open hedge position as at June 30, 2010

The negative marked-to-market value of all hedge transactions making up the hedge positions as at June 30, 2010 was a  $2.41 billion (liability), which increased by  $0.34 billion over the quarter ended March 31, 2010. This value was based on a gold price of  $1,241 per ounce, exchange rates of R7.63/ $ and A $/ $0.84 and the prevailing market interest rates and volatilities at that date.

These marked-to-market valuations are not predictive of the future value of the hedge position, nor of the future impact on the revenue of the Company. The valuation represents the theoretical cost of exiting all hedge contracts at the time of valuation, at market prices and rates available at that time.

The following table indicates the Company's unaudited gold hedge position at a weighted average settlement price as at June 30, 2010

	Year	2010	2011	2012	2013	2014	2015	Total
US DOLLAR GOLD
Forward contracts	Amount (oz)	* (538,542)	60,000	122,500	119,500	91,500		* (145,042)
	US $/oz	* $1,128	$227	$418	$477	$510		* $3,025
Put options sold	Amount (oz)	177,930	148,000	85,500	60,500	60,500		532,430
	US $/oz	$938	$623	$538	$440	$450		$674
Call options sold	Amount (oz)	492,340	776,800	811,420	574,120	680,470	29,000	3,364,150
	US $/oz	$588	$554	$635	$601	$604	$670	$598
RAND/GOLD
Forward contracts	Amount (oz)	* (20,000)						* (20,000)
	ZAR/oz	*R7,064						*R7,064
Put options sold	Amount (oz)	20,000						20,000
	ZAR/oz	R7,525						R7,525
Call options sold	Amount (oz)	20,000						20,000
	ZAR/oz	R8,350						R8,350
** Total net gold:	Delta (oz)	61,073	(820,484)	(888,798)	(661,884)	(726,053)	(26,462)	(3,062,608)
	Committed (oz)	46,202	(836,800)	(933,920)	(693,620)	(771,970)	(29,000)	(3,219,108)

*	Represents a net long gold position and net short US Dollars and Rands position resulting from both forward sales and purchases for the period.
**	The Delta of the hedge position indicated above is the equivalent gold position that would have the same marked-to-market sensitivity for a small change in the gold price. This is calculated using the Black-Scholes option formula with the prevailing market prices, interest rates and volatilities as at June 30, 2010.

Foreign exchange price risk protection agreements
The Company enters into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company's foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

The following table indicates the Company's unaudited currency hedge position at June 30, 2010 (references to '' $'' are to the US dollar and references to ''A $'' are to the Australian dollar).

	Year	2010	2011	2012	2013	2014	2015-2016	Total
RAND DOLLAR (000)
Call options sold	Amount ( $)	20,000						20,000
	US $/ZAR	R8.08						R8.08
A DOLLAR (000)
Put options purchased	Amount ( $)	20,000						20,000
	A $/US $	$0.82						$0.82
Put options sold	Amount ( $)	20,000						20,000
	A $/US $	$0.86						$0.86
Call options sold	Amount ( $)	20,000						20,000
	A $/US $	$0.79						$0.79

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk. The Company utilizes money market and debt instruments to manage its interest rate and liquidity risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks. The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon the counterparts’ performance. The Company has not obtained collateral or other security to support financial instruments subject to non-performance risk, but regularly monitors the credit standing of counterparts. The Company spreads its business over a number of financial and banking institutions and believes that little to no concentration of non-performance risk exists. Limits for each counterpart are based on the assessed credit quality of each counterpart. The AngloGold Ashanti Treasury Committee makes recommendations for board approval of all counterparts and the limits to be applied to each counterpart. Where possible, management puts ISDA netting agreements in place.

The combined maximum credit risk exposure of the Company as at June 30, 2010 is as follows.

At June 30,
2010
(unaudited)
(In US Dollars, millions)

Forward sales type agreements - commodity	150
Warrants on shares	2
152
The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at June 30, 2010.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at June 30, 2010 and December 31, 2009, are as follows (assets (liabilities)):

	June 30, 2010		December 31, 2009

	(unaudited)
		(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	866	866	1,100	1,100
Restricted cash	14	14	12	12
Short-term debt	(24)	(24)	(1,292)	(1,292)
Long-term debt	(1,668)	(1,905)	(667)	(889)
Derivatives	(2,535)	(2,535)	(2,366)	(2,366)

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The fair values of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates to fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) are estimated based on market prices, volatilities, credit risk and interest rates, while the fair value of forward sales and purchases are estimated based on the quoted market prices and credit risk for the contracts at June 30, 2010 and December 31, 2009. The Company uses the Black-Scholes option pricing formula to value option contracts.

Fair value of the derivative assets/(liabilities) split by accounting designation

		At June 30, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	150	150
Total hedging contracts		150	150
Warrants on shares	Non current assets - derivatives	2	2
Total derivatives		152	152

		At June 30, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(396)	(396)
Option contracts - commodity	Current liabilities - derivatives	(2,179)	(2,179)
Total hedging contracts		(2,575)	(2,575)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	(111)	(111)
Total derivatives		(2,687)	(2,687)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2009
		(in US Dollars, millions)
Assets
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current assets - derivatives	-	283	283
Option contracts - commodity	Current assets - derivatives	-	47	47
Total hedging contracts		-	330	330
Warrants on shares	Non-current assets - derivatives	-	5	5
Total derivatives		-	335	335

		At December 31, 2009
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Cash flow hedge accounted	Non-hedge accounted	Total
Forward sales type agreements - commodity	Current liabilities - derivatives	(37)	(441)	(478)
Option contracts - commodity	Current liabilities - derivatives	-	(2,034)	(2,034)
Interest rate swaps – Gold	Current liabilities - derivatives	-	(13)	(13)
Total hedging contracts		(37)	(2,488)	(2,525)
Embedded derivatives	Non-current liabilities - derivatives	-	(1)	(1)
Option component of convertible bonds	Non-current liabilities - derivatives	-	(175)	(175)
Total derivatives		(37)	(2,664)	(2,701)

Non-hedge derivative gain/(loss) recognized
		Six months ended June 30,
		2010	2009
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of gain/(loss) in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss)	(5)	222
Option contracts - commodity	Non-hedge derivative gain/(loss)	(157)	18
Forward sales agreements - currency	Non-hedge derivative gain/(loss)	(1)	93
Option contracts - currency	Non-hedge derivative gain/(loss)	2	3
Interest rate swaps - Gold	Non-hedge derivative gain/(loss)	(15)	2
		(176)	338

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss)	(87)	(93)
Option contracts - commodity	Non-hedge derivative gain/(loss)	(222)	11
Forward sales agreements - currency	Non-hedge derivative gain/(loss)	-	(7)
Option contracts - currency	Non-hedge derivative gain/(loss)	1	3
Interest rate swaps - Gold	Non-hedge derivative gain/(loss)	14	2
Option component of convertible bonds	Non-hedge derivative gain/(loss)	64	(15)
Warrants on shares	Non-hedge derivative gain/(loss)	(3)	-
		(233)	(99)

(Loss)/gain on non-hedge derivatives		(409)	239

Other comprehensive income
	Six months ended June 30, 2010
	(unaudited)
	(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives gain/(loss)	-
	-		52		-

Other comprehensive income

	Six months ended June 30, 2009
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	16	Product sales	92	Non-hedge derivatives gain/(loss)	5
Foreign exchange contracts	2	Product sales	-	Non-hedge derivatives gain/(loss)	-
	18		92		5

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)(1)
After tax totals	(22)	-	20	(2)

	Accumulated other comprehensive income as of January 1, 2009	Changes in fair value and other movements recognised in 2009	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2009
	$	$	$	$
Derivatives designated as
Gold sales	(178)	18	97	(63)
Capital expenditure	(2)	-	-	(2)
Before tax totals	(180)	18	97	(65)(1)
After tax totals	(112)	12	70	(30)

(1)Includes adjustment for cumulative net translation differences of $nil million (2009: $25 million) resulting from the revaluation and settlement of non US dollar denominated cash flow hedge contracts.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2010
Commitments and Contingencies Abstract
Commitments And Contingencies Disclosure

Capital expenditure commitments

Capital commitments and contingent liabilities of the Company include total contracted capital expenditure of  $237 million and total authorized capital expenditure not yet contracted of approximately  $1,444 million as of June 30, 2010. The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, the proceeds from the sale of the Tau Lekoa mine, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage from mine residue stockpiles. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation (MNA) by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reliable estimate can be made for the obligation.

Deep ground water pollution – South Africa

The Company has identified a flooding and future pollution risk posed by deep groundwater in the Klerksdorp and Far West Rand gold fields. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, the Department of Mineral Resources and affected mining companies are involved in the development of a "Regional Mine Closure Strategy". In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for the obligation.

Sales tax on gold deliveries – Brazil

Mineração Serra Grande S.A. ("MSG"), received two tax assessments from the State of Goiás related to payments of sales taxes on gold deliveries for export. AngloGold Ashanti Brazil Mineração Ltda. manages the operation and its attributable share of the first assessment is approximately  $49 million. In November 2006, the administrative council's second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period.  The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. The second assessment was issued by the State of Goiás in October 2006 on the same grounds as the first assessment, and the Company's attributable share of the assessment is approximately  $30 million. The Company believes both assessments are in violation of federal legislation on sales taxes.

Other tax disputes – Brazil

MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company's appeal against the assessment. The Company is now appealing the dismissal of the case. The Company's attributable share of the assessment is approximately  $9 million. Subsidiaries of the Company in Brazil are involved in various disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately  $21 million.

Indirect taxes – Ghana

AngloGold Ashanti (Ghana) Limited received a tax assessment for  $10 million during September 2009 following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

Royalty – Boddington Gold Mine

As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine's cash costs plus  $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of  $100 million. During August 2010, the Company received  $2 million in royalties.

Insurance claim – Savuka Gold Mine

On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The amounts due from the insurers are subject to a formula based on lost production, average gold price and average exchange rates subject to various excesses and the production and the preparation of supportable data. The insurable amount is not yet determinable, but management expects the amount to exceed  $40 million, of which  $23 million has been received during the latter part of 2009 and in 2010 (1).

Oro Group surety

The Company has provided surety in favor of the lender in respect of gold loan facilities to wholly-owned subsidiaries of Oro Group (Proprietary) Limited, an affiliate of the Company. The Company has a total maximum liability, in terms of the suretyships, of R100 million ( $13 million). The probability of the non-performance under the suretyships is considered minimal.

AngloGold Ashanti USA reclamation bonds

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations in amounts aggregating approximately  $84 million. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. As at June 30, 2010, the carrying value of these obligations amounted to  $32 million and is included in the Provision for environmental rehabilitation in the Company's consolidated balance sheet. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(1) Amounts received during 2010 include  $1 million for business interruption (included in Loss/profit on sale of assets, realization of loans, indirect taxes and other) and  $11 million as reimbursement of costs (included in Production costs).

AngloGold Ashanti environmental guarantees

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. Provision for environmental rehabilitation in the Company's consolidated balance sheet as at June 30, 2010 includes an amount of  $117 million for future costs, excluding premature closure costs. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. As at June 30, 2010, the value of these obligations amounted to  $130 million. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

Guarantee provided for revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, have each guaranteed all payments and other obligations of the borrowers and the other guarantors under the  $1.0 billion four year revolving credit facility. The total amount outstanding under this facility as at June 30, 2010 amounted to  $nil million.

Guarantee provided for rated bonds

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued  $700 million 5.375 percent rated bonds due 2020 and the issued  $300 million 6.5 percent rated bonds due 2040.

Guarantee provided for convertible bonds

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued  $732.5 million 3.5 percent convertible bonds due 2014.

Hedging guarantees

The Company has issued gold delivery guarantees of  $418 million to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements.

Ashanti Treasury Services Limited ("ATS") hedging guarantees

The Company together with its wholly-owned subsidiary AngloGold Ashanti Holdings plc has provided guarantees to several counterpart banks for the hedging commitments of its wholly-owned subsidiary ATS. The maximum potential amount of future payments is all moneys due, owing or incurred by ATS under or pursuant to the hedging agreements. At June 30, 2010 the marked-to-market valuation of the ATS hedge book was negative  $568 million.

Geita Management Company Limited ("GMC") hedging guarantees

The Company and its wholly-owned subsidiary AngloGold Ashanti Holdings plc have issued hedging guarantees to several counterpart banks in which they have guaranteed the due performance by GMC of its obligations under or pursuant to the hedging agreements entered into by GMC, and to the payment of all money owing or incurred by GMC as and when due. The maximum potential amount of future payments is all moneys due, owing or incurred by GMC under or pursuant to the hedging agreements. At June 30, 2010 the marked-to-market valuation of the GMC hedge book was negative  $460 million.

The Company assesses the credit quality of counterparts at least on a quarterly basis. As at June 30, 2010, the probability of non-performance is considered minimal.

Vulnerability from concentrations

There is a concentration of risk in respect of recoverable value added tax and fuel duties from the Tanzanian government. Recoverable value added tax due from the Tanzanian government to the Company amounts to  $47 million at June 30, 2010 (March 31, 2010:  $42 million). The amounts outstanding have been discounted to their present value at a rate of 7.82 percent.

Recoverable fuel duties from the Tanzanian government to the Company amounts to  $49 million at June 30, 2010 (March 31, 2010:  $49 million). Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

Recent Developments	6 Months Ended
Jun. 30, 2010
Subsequent Events Abstract
Subsequent Events

Announcements made after June 30, 2010:

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine together with the adjacent properties of Weltevreden, Jonkerskraal and Goedgenoeg ("Tau Lekoa") to Simmer & Jack Mines Limited ("Simmers").  The sale was concluded effective August 1, 2010, following the transfer of the mineral rights of Tau Lekoa to Buffelsfontein Gold Mines Limited, a wholly-owned subsidiary of Simmers, on July 20, 2010.  Tau Lekoa is classified as held for sale in the balance sheets as at June 30, 2010 and December 31, 2009. The selling price of R600 million is payable in two tranches, R450 million was paid in cash on August 4, 2010 with the remaining R150 million payable either in cash or Simmers shares and is subject to offset adjustments in respect of the free cash flow generated by Tau Lekoa during the period January 1, 2009 to July 31, 2010, up to a maximum of R150 million and any offset for royalty payable during the period January 1, 2010 to June 30, 2010. This balancing amount will be determined based upon a final audit of the July 2010 production figures.

Declaration of Dividends	6 Months Ended
Jun. 30, 2010
Dividends Abstract
Declaration of Dividend [Text Block]

On February 16, 2010, AngloGold Ashanti declared a final dividend of 70 South African cents (9.496 US cents) per ordinary share for the year ended December 31, 2009 with a record date of March 12, 2010 and payment dates of March 19, 2010 (for holders of ordinary shares and CDIs), March 22, 2010 (for holders of GhDSs) and March 29, 2010 (for holders of ADSs). Also on February 16, 2010, AngloGold Ashanti declared a dividend of 35 South African cents (4.748 US cents) per E ordinary share, paid on March 19, 2010 to employees participating in the Bokamoso ESOP and Izingwe Holdings (Proprietary) Limited.

On August 10, 2010, AngloGold Ashanti declared an interim dividend of 65 South African cents (approximately 9 US cents) per ordinary share for the six months ended June 30, 2010 with a record date of September 3, 2010 and payment dates of September 10, 2010 (for holders of ordinary shares and CDIs), approximately September 13, 2010 (for holders of GhDSs) and approximately September 20, 2010 (for holders of ADSs). In addition, on August 10, 2010, AngloGold Ashanti declared a dividend of 32.5 South African cents (approximately 4 US cents) per E ordinary share, payable on September 10, 2010 to employees participating in the Bokamoso ESOP and Izingwe Holdings (Proprietary) Limited.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	6 Months Ended
Jun. 30, 2010
Fair Value Measurements
Fair Value Measurements

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value by level within the hierarchy as at June 30, 2010 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	866			866
Marketable equity securities	124			124
Derivatives, net		(2,425)		(2,425)
Embedded derivative		(1)		(1)
Warrants on shares		2		2
Option component of convertible bonds		(111)		(111)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Options associated with marketable equity securities and the conversion features of convertible bonds are included as derivatives on the balance sheet. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company's derivatives trade in liquid markets, and as such, model inputs are observable. Such instruments are typically classified within Level 2 of the fair value hierarchy.

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2010, the Company fully impaired the tailings storage facility at Iduapriem and wrote-off certain vehicles and heavy mining equipment at Geita, resulting in a loss of  $11 million which is included in earnings for the period.

Long-lived assets held for sale (Tau Lekoa) with a carrying amount of  $69 million were written down to fair value less costs to sell of  $61 million. This resulted in a loss of  $8 million which is included in earnings for the six months ended June 30, 2010. Fair values of these assets were based on sales agreements with third parties and as such are classified within Level 2 of the fair value hierarchy. These are summarized as follows:

	Fair value/fair value less costs to sell (on held for sale)	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(11)
Long-lived assets held for sale	61		61		(8)
	61		61		(19)

Supplemental Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2010
Condensed Financial Information Abstract
Condensed Financial Information

AngloGold Ashanti Holdings plc ("IOMco"), a wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the "Guarantor").  Refer to Notes E "Debt" and O "Commitments and Contingencies".   IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the Americas, Australasia and Continental Africa).  The following is condensed consolidating financial information for the Company as of June 30, 2010 and December 31, 2009 and for the six months ended June 30, 2010 and 2009, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the "Non-Guarantor Subsidiaries").  For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method.  The following supplemental condensed consolidating financial information should be read in conjunction with the Company's condensed consolidated financial statements.

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	970	(3)	1,490	(51)	2,406

Product sales	919	-	1,451	-	2,370
Interest, dividends and other	51	(3)	39	(51)	36

Costs and expenses	934	65	1,339	(26)	2,312

Production costs	479	-	717	-	1,196
Exploration costs	3	5	86	-	94
Related party transactions	(8)	-	-	-	(8)
General and administrative expenses/(recoveries)	77	3	22	(2)	100
Royalties paid	8	-	50	-	58
Market development costs	3	-	2	-	5
Depreciation, depletion and amortization	166	-	170	-	336
Impairment of assets	8	-	11	-	19
Interest expense	2	33	32	-	67
Accretion expense	5	-	5	-	10
Employment severance costs	9	-	1	-	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	24	8	(24)	16
Non-hedge derivative loss	174	-	235	-	409

Income/(loss) before income tax provision	36	(68)	151	(25)	94
Taxation benefit/(expense)	9	-	(115)	-	(106)
Equity income in affiliates	39	-	-	-	39
Equity (loss)/income in subsidiaries	(54)	(57)	-	111	-
Income/(loss) from continuing operations	30	(125)	36	86	27
Preferred stock dividends	(26)	-	(26)	52	-
Net income/(loss)	4	(125)	10	138	27
Less: Net income attributable to noncontrolling interests	-	-	(23)	-	(23)

Net income/(loss) - attributable to AngloGold Ashanti	4	(125)	(13)	138	4

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	721	(66)	856	(10)	1,501

Product sales	684	-	757	-	1,441
Interest, dividends and other	37	(66)	99	(10)	60

Costs and expenses	402	(290)	836	200	1,148

Production costs	349	-	606	-	955
Exploration costs	2	1	48	-	51
Related party transactions	(7)	-	-	-	(7)
General and administrative expenses/(recoveries)	32	(88)	167	(38)	73
Royalties paid	-	-	36	-	36
Market development costs	3	-	3	-	6
Depreciation, depletion and amortization	124	-	161	-	285
Interest expense	1	38	18	-	57
Accretion expense	3	-	5	-	8
Employment severance costs	4	-	2	-	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(241)	(87)	238	(83)
Non-hedge derivative gain	(116)	-	(123)	-	(239)

Income/(loss) before income tax provision	319	224	20	(210)	353
Taxation expense	(79)	(1)	(74)	-	(154)
Equity income in affiliates	44	-	-	-	44
Equity (loss)/income in subsidiaries	(27)	(89)	-	116	-
Income/(loss) from continuing operations	257	134	(54)	(94)	243
Preferred stock dividends	(27)	-	(27)	54	-
Net income/(loss)	230	134	(81)	(40)	243
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	230	134	(94)	(40)	230

Condensed consolidating balance sheets
AT JUNE 30, 2010
(unaudited)
(In US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,572	2,715	3,221	(5,037)	2,471
Cash and cash equivalents	146	475	245	-	866
Restricted cash	1	-	13	-	14
Receivables, inter-group balances and other current assets	1,425	2,240	2,963	(5,037)	1,591
Property, plant and equipment, net	1,892	-	3,528	-	5,420
Acquired properties, net	194	-	621	-	815
Goodwill	-	-	168	(16)	152
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	2	-	2
Other long-term inventory	-	-	23	-	23
Materials on the leach pad	-	-	307	-	307
Other long-term assets and deferred taxation assets	2,984	(159)	919	(2,683)	1,061

Total assets	6,642	2,556	8,807	(7,736)	10,269

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,254	810	6,724	(6,593)	3,195
Other non-current liabilities	151	-	77	(58)	170
Long-term debt	34	994	640	-	1,668
Derivatives	-	-	112	-	112
Deferred taxation liabilities	663	-	473	9	1,145
Provision for environmental rehabilitation	117	-	276	-	393
Other accrued liabilities	-	-	29	-	29
Provision for pension and other post-retirement medical benefits	133	-	11	-	144
Commitments and contingencies	-	-	-	-	-
Equity	3,290	752	465	(1,094)	3,413
Stock issued	12	4,937	902	(5,839)	12
Additional paid in capital	7,866	363	451	(814)	7,866
Accumulated (deficit)/profit	(3,945)	(4,548)	(3,552)	8,100	(3,945)
Accumulated other comprehensive income and reserves	(643)	-	2,542	(2,542)	(643)
Total AngloGold Ashanti stockholders' equity	3,290	752	343	(1,095)	3,290
Noncontrolling interests	-	-	122	1	123

Total liabilities and equity	6,642	2,556	8,807	(7,736)	10,269

Condensed consolidating balance sheets
AT DECEMBER 31, 2009
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,650	2,558	3,332	(4,782)	2,758
Cash and cash equivalents	231	578	291	-	1,100
Restricted cash	1	-	11	-	12
Receivables, inter-group balances and other current assets	1,418	1,980	3,030	(4,782)	1,646
Property, plant and equipment, net	1,932	-	3,522	-	5,454
Acquired properties, net	205	-	626	-	831
Goodwill	-	-	425	(263)	162
Other intangibles, net	-	-	18	-	18
Derivatives	-	-	5	-	5
Other long-term inventory	-	-	26	-	26
Materials on the leach pad	-	-	324	-	324
Other long-term assets and deferred taxation assets	2,689	31	1,160	(2,796)	1,084

Total assets	6,476	2,589	9,438	(7,841)	10,662

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,058	1,824	6,686	(6,093)	4,475
Other non-current liabilities	149	-	84	(70)	163
Long-term debt	34	-	633	-	667
Derivatives	-	-	176	-	176
Deferred taxation liabilities	668	-	492	11	1,171
Provision for environmental rehabilitation	115	-	270	-	385
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	135	-	12	-	147
Commitments and contingencies	-	-	-	-	-
Equity	3,317	765	1,052	(1,689)	3,445
Stock issued	12	4,859	1,080	(5,939)	12
Additional paid in capital	7,836	363	698	(1,061)	7,836
Accumulated (deficit)/profit	(3,914)	(4,457)	(3,397)	7,854	(3,914)
Accumulated other comprehensive income and reserves	(617)	-	2,544	(2,544)	(617)
Total AngloGold Ashanti stockholders' equity	3,317	765	925	(1,690)	3,317
Noncontrolling interests	-	-	127	1	128

Total liabilities and equity	6,476	2,589	9,438	(7,841)	10,662

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2010
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	131	(359)	857	(52)	577
Net income/(loss)	4	(125)	10	138	27
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	24	7	(24)	15
Depreciation, depletion and amortization	166	-	170	-	336
Impairment of assets	8	-	11	-	19
Deferred taxation	(37)	-	16	-	(21)
Other non cash items	59	27	403	(166)	323
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	-	10	-	13

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(30)	(289)	319	-	-
Receivables	(1)	3	(66)	-	(64)
Inventories	(27)	-	(42)	-	(69)
Accounts payable and other current liabilities	(22)	1	19	-	(2)

Net cash used in investing activities	(140)	(17)	(162)	-	(319)
Increase in non-current investments	(3)	(17)	(39)	-	(59)
Additions to property, plant and equipment	(180)	-	(201)	-	(381)
Proceeds on sale of mining assets	1	-	2	-	3
Proceeds on sale of investments	-	-	24	-	24
Proceeds on sale of affiliate	1	-	-	-	1
Cash inflows from derivatives purchased	41	-	53	-	94
Loans receivable advanced	-	-	(5)	-	(5)
Change in restricted cash	-	-	4	-	4

Net cash (used)/generated by financing activities	(71)	273	(735)	52	(481)
Net repayments of debt	-	(1,000)	(315)	-	(1,315)
Issuance of stock	4	78	(78)	-	4
Net proceeds from debt	-	994	35	-	1,029
Debt issue costs	-	(7)	-	-	(7)
Cash outflows from derivatives with financing	(14)	-	(119)	-	(133)
Dividends (paid)/received	(61)	208	(258)	52	(59)

Net decrease in cash and cash equivalents	(80)	(103)	(40)	-	(223)
Effect of exchange rate changes on cash	(5)	-	(6)	-	(11)
Cash and cash equivalents – January 1,	231	578	291	-	1,100
Cash and cash equivalents – June 30,	146	475	245	-	866

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(unaudited)
(In US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	280	458	(357)	(54)	327
Net income/(loss)	230	134	(81)	(40)	243
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(241)	(87)	238	(83)
Depreciation, depletion and amortization	124	-	161	-	285
Deferred taxation	47	-	10	-	57
Other non cash items	84	(836)	968	(252)	(36)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(2)	-	10	-	8

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(218)	1,407	(1,189)	-	-
Receivables	10	1	(85)	-	(74)
Inventories	(32)	-	(85)	-	(117)
Accounts payable and other current liabilities	30	(7)	21	-	44

Net cash (used) in/generated by investing activities	(188)	-	480	-	292
Increase in non-current investments	(1)	-	(21)	-	(22)
Additions to property, plant and equipment	(156)	-	(343)	-	(499)
Proceeds on sale of mining assets	-	-	895	-	895
Proceeds on sale of investments	-	-	25	-	25
Cash outflows from derivatives purchased	(31)	-	(67)	-	(98)
Change in restricted cash	-	-	(9)	-	(9)

Net cash (used)/generated by financing activities	(15)	336	664	54	1,039
Net repayments of debt	-	(1,090)	(45)	-	(1,135)
Issuance of stock	14	349	(349)	-	14
Share issue expenses	(1)	-	-	-	(1)
Net proceeds from debt	-	1,000	961	-	1,961
Debt issue costs	-	-	(11)	-	(11)
Cash inflows from derivatives with financing	34	-	195	-	229
Dividends (paid)/received	(62)	77	(87)	54	(18)

Net increase in cash and cash equivalents	77	794	787	-	1,658
Effect of exchange rate changes on cash	50	-	22	-	72
Cash and cash equivalents – January 1,	154	229	192	-	575
Cash and cash equivalents – June 30,	281	1,023	1,001	-	2,305